CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts (in Dollars)	$ 57	$ 287	$ 1,016
Long term debt related parties (in Dollars)	1,250	0	33,500
Long term debt fair value (in Dollars)	10,896	38,108	0
Long-term debt due to related parties (in Dollars)	0	1,250	2,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	300,000,000	300,000,000	300,000,000
Common stock shares issued	48,623,954	12,918,144	8,209,943
Common stock shares outstanding	48,623,954	12,918,144	8,209,943
Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member]
Preferred stock shares authorized	1,684,375	1,684,375	1,684,375
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock shares authorized	1,580,790	2,109,772	2,109,772
Preferred stock shares issued	926,942	1,455,924	2,346,152
Preferred stock shares outstanding	926,942	1,455,924	2,346,152
Preferred stock Series B liquidation preference (in Dollars)	$ 25,071	$ 34,440